Financial risk management - Liquidity risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net undiscounted cash flows
Finance leases	$ 28,641
Obligations under finance leases		$ 66,471
Payable to non-current asset suppliers	7,171	11,747
Gross inflows and outflows
Inflows	237,617	255,664
Outflows	(238,430)	(261,793)
Net cash flow	(813)	(6,129)
Discounted at the applicable interbank rates	(9,600)	(23,463)
Liquidity risk
Net undiscounted cash flows
Bank borrowings	186,897	141,012
Finance leases	28,641
Obligations under finance leases		66,471
Debt instruments	432,032	464,845
Financial loans from government agencies	63,343	68,083
Derivative financial instruments	(813)	6,129
Payables to related parties	4,830	11,128
Payable to non-current asset suppliers	7,465	11,747
Contingent consideration	33,718	40,584
Trade and other payables	189,229	256,823
Contractual undiscounted payments	945,342	1,066,822
Not later than one year
Net undiscounted cash flows
Finance leases	10,161
Gross inflows and outflows
Inflows	18,047	18,047
Outflows	(15,998)	(17,556)
Net cash flow	2,049	491
Discounted at the applicable interbank rates	1,859	82
Not later than one year | Liquidity risk
Net undiscounted cash flows
Bank borrowings	23,743	8,191
Finance leases	10,161
Obligations under finance leases		12,999
Debt instruments	32,813	32,813
Financial loans from government agencies	27,311	58,758
Derivative financial instruments	2,049	(491)
Payables to related parties	4,830	11,128
Payable to non-current asset suppliers	7,283	11,648
Contingent consideration	1,626	3,103
Trade and other payables	189,229	256,823
Contractual undiscounted payments	299,045	394,972
Later than one year and not later than two years
Gross inflows and outflows
Inflows	18,047	18,047
Outflows	(15,998)	(17,108)
Net cash flow	2,049	939
Discounted at the applicable interbank rates	1,437	52
Later than one year and not later than two years | Liquidity risk
Net undiscounted cash flows
Bank borrowings	163,154
Finance leases	7,356
Obligations under finance leases		13,817
Debt instruments	32,813	32,813
Financial loans from government agencies	10,527	6,996
Derivative financial instruments	2,049	(939)
Payable to non-current asset suppliers	182	99
Contingent consideration	5,006	6,193
Contractual undiscounted payments	221,087	58,979
Later than two years and not later than five years [member]
Gross inflows and outflows
Inflows	201,523	219,570
Outflows	(206,434)	(227,129)
Net cash flow	(4,911)	(7,559)
Discounted at the applicable interbank rates	(12,896)	(23,597)
Later than two years and not later than five years [member] | Liquidity risk
Net undiscounted cash flows
Bank borrowings		132,821
Finance leases	10,213
Obligations under finance leases		39,655
Debt instruments	366,406	399,219
Financial loans from government agencies	15,992	1,822
Derivative financial instruments	(4,911)	7,559
Contingent consideration	18,170	18,530
Contractual undiscounted payments	405,870	599,606
Later than five years
Net undiscounted cash flows
Finance leases	911
Later than five years | Liquidity risk
Net undiscounted cash flows
Finance leases	911
Financial loans from government agencies	9,513	507
Contingent consideration	8,916	12,758
Contractual undiscounted payments	$ 19,340	$ 13,265